Changes in Life Expectancy Used to Estimate Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Value	$ 113,441	$ 90,917
Change in Value	151	5	1,951
+6 Life Expectancy Months Adjustment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Value	95,658
Change in Value	(17,783)
-6 Life Expectancy Months Adjustment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Value	132,540
Change in Value	$ 19,099